Equity (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 16, 2021
Equity (Details) [Line Items]
Preferred stock, share authorized		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		625,000,000	625,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock outstanding		47,250,771
Common stock shares outstanding			680,600
Repurchase shares for common stock outstanding		950,000	950,000
Options vest assuming percentage			25.00%
Options vesting period			1 year
Stock-based compensation expense (in Dollars)			$ 425,580	$ 417,303
Unrecognized compensation cost (in Dollars)			1,995,104
Intrinsic value ,options excercised (in Dollars)			42,944	0
Intrinsic value, options outstanding (in Dollars)			2,992,895	779,457
Intrinsic value, options exercisable (in Dollars)			1,678,662	369,699
Proceeds from option exercises under the stock option plan (in Dollars)			35,200	0
Tax benefit realized from stock-based compensation (in Dollars)			$ 16,410	$ 0
Remaining weighted average contractual life of exercisable options		6 years 6 months		6 years 1 month 6 days
Common stock shares		6,619,490
Consisting issuance shares		3,100,000
Purchase price per share (in Dollars per share)		$ 10
Aggregate amount (in Dollars)		$ 31,000,000
Earnout Shares		7,499,993
Fair value issuance totaling (in Dollars)		$ 4,957,366
CleanTech Acquisition Corp [Member]
Equity (Details) [Line Items]
Preferred stock, share authorized	1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding			21,562,500
Common stock subject to possible redemptions	17,250,000		17,250,000
Common stock, description			Of the 21,562,500 shares of Common Stock outstanding, up to 562,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding Common Stock after the initial public offering. The underwriters exercised the over-allotment option in full on July 28, 2021; thus, no shares of Common Stock remain subject to forfeiture.
Preferred stock shares outstanding	0		0	0
Common stock, shares outstanding	21,562,500		21,562,500
Common stock voting rights	one
Preferred stock shares outstanding	17,250,000		17,250,000	0
Purchase price per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, share authorized		0	334,800	334,800
Preferred stock, par value (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01
Conversion price per share (in Dollars per share)			$ 8.96
Preferred stock shares outstanding		0	334,800	334,800
Preferred stock shares outstanding		334,800
Series B Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, share authorized		0	725,426	725,426
Preferred stock, par value (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01
Conversion price per share (in Dollars per share)			$ 27.57
Preferred stock shares outstanding		0	725,426	725,426
Preferred stock shares outstanding		725,426
Nauticus Robotics Holdings, Inc. [Member]
Equity (Details) [Line Items]
Common stock shares		15,062,525